Intangible Assets (Details) - Schedule of Intangible Assets - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Finite-Lived Intangible Assets [Line Items]
Intangible assets	$ 4,381,532	$ 913,097
Less: accumulated amortization	465,615	415,497
Intangible assets, net	3,915,917	497,600
Land use rights [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets	4,222,682	752,887
Patents [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets	28,170	28,997
Software [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets	12,371	9,424
Trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets	$ 118,309	$ 121,789